Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies

Legal proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. As part of the normal course of operations, the Company’s customers may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. The Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business. The Company does not believe that contingent liabilities related to these matters, either individually or in the aggregate, will materially affect the Company’s consolidated financial statements.

Environmental Liabilities:

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the consolidated financial statements.

Capital Expenditures under the Company’s Newbuilding program:

On February 20, 2026 the Company entered into the Newbuilding MR SPA with Central Mare for the acquisition of the Newbuilding MR SPV that has entered into a shipbuilding contract for the Newbuilding MR Tanker (Note 16). On March 18, 2026, the Newbuilding MR SPA was consummated, and as a result the Company has contractual commitments to the shipyard of $45,200 ($6,780 payable in 2026, $4,520 payable in 2028 and $33,900 payable in 2029). Those commitments are financed by 85% from a sale and leaseback financing agreement with a major Chinese leasing company arranged by Central Mare, and entered into by the Company on March 9, 2026 (see Note 16).

On December 31, 2025 the Company entered into the Newbuilding Yacht SPA for the purchase of the Newbuilding Yacht with the Former Parent and upon consummation of this transaction the Company will have remaining contractual commitments to the shipyard as of the SPA’s Closing Date, that are non-recourse to the Company, totaling Euro 35,500 or $41,656 (Euro 18,000 or $21,121 payable in 2026 and Euro 17,500 or $20,535 payable in 2027).

Furthermore, upon consummation of the Newbuilding SPA, the Company will have additional contractual obligations pursuant to the Newbuilding Yacht SPA to the Former Parent, as seller of the Newbuilding Yacht, amounting to $14,500 payable in 2026, since the Company has settled an additional amount of $4,000 as of the date of these financial statements pursuant to the Newbuilding Yacht SPA.